Derivative Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Derivative Liabilities [Abstract]
Derivative Liabilities

Note 6. Derivative Liabilities

In accordance with current accounting guidance, certain of the Company's outstanding warrants to purchase shares of common stock and embedded conversion features in convertible notes payable are treated as derivatives because these instruments have reset or ratchet provisions in the event the Company raises additional capital at a lower price, among other adjustments. As such, the fair value of these common stock purchase warrants and embedded conversion features were treated as derivative liabilities since their date of issuance or modification. Changes in fair value are recorded as non-operating, non-cash income or expense at each reporting date. If the fair value of the derivatives is higher at the subsequent balance sheet date, the Company will record a non-operating, non-cash charge. If the fair value of the derivatives is lower at the subsequent balance sheet date, the Company will record non-operating, non-cash income. As of December 31, 2011 and March 31, 2011 the Company had derivative warrant liabilities of $47,344 and $156,497, respectively.

During the three and nine months ended December 31, 2011 and 2010, the Company recognized aggregate gains of $60,185 and $109,153 and $33,987 and $276,860, respectively, due to the change in fair value of its derivative instruments. (See Note 2—Organization and Summary of Significant Accounting Policies—Fair Value Measurements, for the components of changes in derivative liabilities).

The Company's common stock purchase warrants do not trade in an active securities market, and as such, the Company estimated the fair value of these warrants using Black-Scholes using the following assumptions:

	For the Nine Months Ended December 31, 2011	For the Year Ended March 31, 2011
(unaudited)
Expected dividend	—	—
Expected term (in years)	2.26 to 2.81	3.01 to 4.22
Risk free interest rate	0.36% to 0.81%	0.64% to 1.79%
Expected volatility	127% to 132%	128% to 189%

Historical volatility was computed using daily pricing observations for recent periods that correspond to the remaining term of the warrants, which had an original term of five years from the date of issuance. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities with a maturity corresponding to the remaining term of the warrants.

Note 9. Derivative Liabilities

The Company's derivative liabilities balance as of March 31, 2011 and 2010 was $156,497 and $334,363, respectively.

During 2010, the Company adopted a new accounting guidance which requires certain instruments to be accounted for as derivative liabilities. In accordance with this guidance, the Company's outstanding warrants to purchase shares of common stock and embedded conversion features in convertible notes payable previously treated as equity were no longer afforded equity treatment because these instruments have reset or ratchet provisions that are triggered in the event the Company raises additional capital at a lower price, among other adjustments. As such, effective April 1, 2009 the Company reclassified the fair value of these common stock purchase warrants and embedded conversion features, from equity to liability status as if these warrants and conversion features were treated as derivative liabilities since their dates of issuance or modification. Any change in fair value subsequent to April 1, 2009 is recorded as non-operating, non-cash income or expense at each reporting date. If the fair value of the derivatives was higher at the subsequent balance sheet date, the Company recorded a non-operating, non-cash charge. If the fair value of the derivatives was lower at the subsequent balance sheet date, the Company recorded non-operating, non-cash income. The cumulative effect at April 1, 2009 to record, at fair value, a liability for the warrants and embedded conversion features, and related adjustments to discounts on convertible notes of $2,595,095, resulted in an aggregate reduction to equity of $13,875,623 consisting of a reduction to additional paid-in capital of $4,217,730 and an increase in the accumulated deficit of $9,657,893 to reflect the adoption of new accounting guidance.

Fiscal Year 2010 Activity

In July 2009, as a result of the July Agreement, the exercise price of the Debenture Warrants was decreased from $6.00 per share to $5.10 per share, which resulted in an increase in the liability for derivative instruments of $1,608,540 and a corresponding loss was recorded in other expense, net due to the change in fair value of derivative liabilities (see Note 8).

In September 2009, as a result of the September Amendment, the conversion price of the Debentures and the exercise price of the Debenture Warrants was decreased from $5.10 per share to $4.50 per share, pursuant to the terms of the Debentures, which resulted in an aggregate increase in the liability for derivative instruments of $1,679,990 and a corresponding loss was recorded in other expense, net due to the change in fair value of derivative liabilities. In addition, the conversion price of the Debentures was decreased from $5.10 per share to $4.50 per share, which resulted in an increase in the number shares of common stock which the Debentures may be converted into, an increase in the liability for derivative instruments of $802,200 and a corresponding loss was recorded in other expense, net and included in the change in fair value of derivative liabilities (see Note 8).

In February 2010, as a result of the conversion of all outstanding amounts due under the Private Placement Debentures, the Company reclassified the derivative liability for the embedded conversion feature of $273,465 to additional paid-in capital. In addition, pursuant to the anti-dilution provisions contained in the Private Placement Warrant agreements, the exercise price of the Private Placement Warrants was reset from $5.10 per share to $2.81 per share. The Company recorded an increase in the liability for derivative instrument of $2,756 and a corresponding loss was recorded in other expense, net and included in the change in fair value of derivative liabilities. The Company determined the aggregate fair value of the warrants, based on Black-Scholes, to be $98,786 as of March 31, 2010. See Note 8 for a discussion of the fair value of the warrants and embedded conversion features as of the dates of issuance.

In February 2010, as a result of the 2010 Amendment, the exercise price of the Debenture Warrants was decreased from $4.50 per share to $3.30 per share, pursuant to the terms of the Debentures, which resulted in an increase in the liability for derivative instruments of $231,093 and a corresponding loss was recorded in other expense, net due to the change in fair value of derivative liabilities. In addition, the conversion price of the Debentures was decreased from $4.50 per share to $3.00 per share which resulted in an increase in the number of shares of common stock which the Debentures may be converted into, an increase in the liability for derivative instrument of $1,376,043 and a corresponding loss was recorded in other expense, net and included in the change in fair value of derivative liabilities (see Note 8).

In February 2010, as a result of the 2010 Amendment and partial conversion of the Debentures, the Company reclassified a portion of the derivative liability related to the conversion feature of the Debentures of $1,653,299 to additional paid in capital. In addition, due to the modification of the terms of the Debentures, the remaining derivative liabilities for the embedded conversion features and warrants of $9,009,329 was reclassified to additional paid-in capital as they no longer require derivative treatment (see Note 8).

During the year ended March 31, 2010, the Company issued to various placement agents in lieu of cash fees an aggregate of 20,000 warrants to purchase shares of the Company's common stock with a fair value of $87,448. The exercise prices of these warrants are equal to $3.30, as reset from $5.10 on February 25, 2010 pursuant to the anti-dilution provisions contained in the warrant agreements and an additional 10,909 warrant shares were issued for an aggregate total of 30,909 warrants. The Company determined the aggregate fair value of the issued warrants, based on Black-Scholes, to be $55,961 as of March 31, 2010. Since the exercise price of the warrants is subject to adjustment in the event the Company issues the next equity financing, the warrants are accounted for as a derivative liability.

During the year ended March 31, 2010, the Company modified the terms of an aggregate of 54,676 warrants to purchase shares of the Company's common stock which were previously issued to various placement agents in lieu of cash fees. On April 5, 2009, in connection with the termination of a consulting agreement, the Company modified the terms of 54,676 warrants issued in October 2007 and May 2008. The exercise price of the warrants was reduced from $8.40 per share to $6.00 per share and the expiration date was extended to 5 years from the date of modification. As a result of the modification, the Company recognized expense of $10,763 in other expense, net based on the change in the Black-Scholes fair value before and after modification. On February 25, 2010, the exercise price of the warrants was reduced from $6.00 per share to $3.30 per share pursuant to the anti-dilution provisions contained in the warrant agreements and an additional 44,735 warrant shares were issued, for an aggregate total of 99,411 warrant shares. The Company recorded an increase in the liability for derivative instrument of $5,225 and a corresponding loss was recorded in other expense, net and included in the change in fair value of derivative liabilities. The Company determined the aggregate fair value of the issued warrants, based on Black-Scholes, to be $179,616 as of March 31, 2010. Since the exercise price of the warrants is subject to adjustment in the event the Company issues the next equity financing, the warrants are accounted for as a derivative liability.

Fiscal Year 2011 Activity

During the year ended March 31, 2011, it was determined that the anti-dilution provisions contained in the Private Placement Warrants issued in connection with the Private Placement Debentures were no longer afforded treatment as a derivative liability due to the equity financing in February 2010, thus the Company reclassified the derivative liability of $128,276 to additional paid-in capital.

During the year ended March 31, 2011, the Company issued an aggregate of 36,371 warrants to purchase shares of the Company's common stock pursuant to the anti-dilution provisions contained in the warrant agreements which were previously issued to various placement agents in lieu of cash fees. On August 20, 2010, in connection with the August 2010 private placement closing, the exercise price of the warrants was reduced from $3.30 per share to $3.20 per share and the Company issued an additional 4,073 warrants. On February 4, 2011, in connection with the February 2011 private placement, the exercise price of the warrants was reduced from $3.20 per share to $2.81 per share and the Company issued an additional 18,657 warrants. On February 14, 2011, in connection with the February 2011 private placement, the exercise price of the warrants was reduced from $2.81 per share to $2.58 per share and the Company issued an additional 13,641 warrants. Since the exercise price of the warrants is subject to additional adjustment in the event the Company issues dilutive equity securities, as described in the original warrant agreements, the warrants are accounted for as a derivative liability.

During the years ended March 31, 2011 and 2010, the Company recognized aggregate gains of $49,590 and $5,576,979, respectively, due to the change in fair value of its derivative instruments. See Note 5 for the components of changes in derivative liabilities. The Company's common stock purchase warrants do not trade in an active securities market, and as such, the Company estimated the fair value of these warrants using the Black-Scholes option pricing model using the following assumptions:

	March 31, 2011	March 31, 2010
Expected dividends	—	—
Expected term (in years)	3.01 – 4.22	3.50 – 5.00
Risk-free interest rate	0.64% – 1.79%	1.42% – 2.69%
Expected volatility	128% – 189%	178% – 204%

Historical volatility was computed using daily pricing observations for recent periods that correspond to the remaining term of the warrants, which had an original term of five years from the date of issuance. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities with a maturity corresponding to the remaining term of the warrants.

The Company estimated the fair value of the embedded conversion features related to its convertible debentures using Black-Scholes using the following assumptions:

March 31, 2010
Expected dividends	—
Expected term (in years)	0.09 – 2.43
Risk-free interest rate	0.06% –1.65%
Expected volatility	81% –150%

Historical volatility was computed using daily pricing observations for recent periods that correspond to the remaining life of the related debentures. The expected life is based on the remaining term of the related debentures. The risk-free interest rate is based on U.S. Treasury securities with a maturity corresponding to the remaining term of the related debentures.